Stock-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2012
Stock-Based Compensation
Schedule of allocation of stock based compensation cost

The impact on the Company’s results of operations of recording stock-based compensation by function for fiscal 2012, 2011, and 2010 was as follows (in millions):

	Years Ended
	June 30,	July 2,	July 3,
	2012	2011	2010
Cost of sales	$7.7	$5.4	$5.2
Research and development	11.6	8.6	8.7
Selling, general and administrative	29.3	26.9	28.5
	$48.6	$40.9	$42.4

Schedule of stock options activities

The following is a summary of option activities (amount in millions except per share amounts):

	Options Outstanding
	Number	Weighted-Average
	Of Shares	Exercise Price
Balance as of June 27, 2009	16.8	33.65
Granted	5.2	6.13
Exercised	(1.1)	4.56
Forfeited	(1.1)	6.37
Canceled	(3.0)	74.57
Balance as of July 3, 2010	16.8	21.54
Granted	3.6	11.91
Exercised	(4.1)	7.71
Forfeited	(0.5)	5.99
Canceled	(4.9)	52.52
Balance as of July 2, 2011	10.9	10.42
Exercised	(1.4)	5.84
Forfeited	(0.6)	7.03
Canceled	(0.7)	26.32
Balance as of June 30, 2012	8.2	10.02

Schedule of significant ranges of outstanding and exercisable options

The following table summarizes significant ranges of outstanding and exercisable options as of June 30, 2012:

	Options Outstanding				Options Exercisable
		Weighted				Weighted
		Average				Average
		Remaining	Weighted	Aggregate		Remaining	Weighted	Aggregate
Range of	Number	Contractual	Average	Intrinsic	Number	Contractual	Average	Intrinsic
Exercise	of	Life	Exercise	Value	of	Life	Exercise	Value
Prices	Shares	(in years)	Price	(in millions)	Shares	(in years)	Price	(in millions)
$0.00 - 10.00	3,446,133	4.9	$5.18	$20.1	2,208,244	4.8	$4.77	$13.8
10.01 - 20.00	3,985,929	5.0	11.65	1.6	2,473,357	4.3	11.76	0.9
20.01 - 30.00	774,828	3.4	23.06	—	587,328	2.3	23.17	—
30.01 - 100.00	1,303	1.7	35.54	—	1,303	1.7	35.54	—
	8,208,193	4.8	10.02	$21.7	5,270,232	4.3	10.11	$14.7

Schedule of employee stock purchase plan activity

The following table summarizes the shares issued and the fair market value at purchase date, pursuant to the Company’s employee stock purchase plan during the year ended June 30, 2012:

Purchase date	January 31, 2012	July 29, 2011
Shares Issued	406,558	370,321
Fair market value at purchase date	$12.69	$13.15

Schedule of changes in nonvested Full Value Awards

A summary of the status of the Company’s nonvested Full Value Awards as of June 30, 2012 and changes during the same period is presented below (amount in millions, except per share amounts):

	Full Value Awards
		Non-	Total	Weighted-
	Performance	performance	number of	average grant-
	shares	shares	shares	dated fair value
Nonvested at June 27, 2009	0.7	5.7	6.4	9.38
Awards granted	0.1	2.8	2.9	8.41
Awards vested	(0.4)	(2.5)	(2.9)	10.05
Awards forfeited	(0.1)	(0.9)	(1.0)	9.47
Nonvested at July 3, 2010	0.3	5.1	5.4	8.49
Awards granted	0.1	3.5	3.6	12.34
Awards vested	(0.4)	(2.1)	(2.5)	9.02
Awards forfeited	—	(0.5)	(0.5)	9.43
Nonvested at July 2, 2011	—	6.0	6.0	10.49
Awards granted	0.5	4.5	5.0	12.31
Awards vested	—	(3.0)	(3.0)	9.01
Awards forfeited	—	(0.8)	(0.8)	11.67
Nonvested at June 30, 2012	0.5	6.7	7.2	12.37

Schedule of valuation assumptions for employee stock option and purchase plan

The fair value is estimated on the date of grant using the BSM option valuation model with the following weighted-average assumptions:

	Employee Stock Option Plans			Employee Stock Purchase Plans
	2012	2011	2010	2012	2011	2010
Expected term (in years)	NA	4.7	4.7	0.5	0.5	0.5
Expected volatility	NA	58.2%	56.0%	52.5%	49.9%	64.0%
Risk-free interest rate	NA	1.4%	2.4%	0.2%	0.2%	0.3%